UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10001

                    Oppenheimer Main Street Opportunity Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                   Date of reporting period: October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.


--------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund

STATEMENT OF INVESTMENTS                            October 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                Shares              Value
------------------------------------------------------------------------------------------
COMMON STOCKS--99.1%
------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.1%
------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.3%
American Axle & Manufacturing Holdings, Inc.                     6,700    $       192,290
------------------------------------------------------------------------------------------
Autoliv, Inc.                                                   47,700          2,039,175
------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                     8,400            389,592
------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                         1,200             23,376
------------------------------------------------------------------------------------------
Dana Corp.                                                     109,900          1,638,609
------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                          7,300            228,855
------------------------------------------------------------------------------------------
Dura Automotive Systems, Inc. 1                                  2,100             17,640
------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. 1                                    24,300            244,944
------------------------------------------------------------------------------------------
Lear Corp.                                                      15,000            808,800
------------------------------------------------------------------------------------------
Midas, Inc. 1                                                    3,500             66,255
------------------------------------------------------------------------------------------
Spartan Motors, Inc.                                             3,400             36,958
------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                               1,600             21,520
                                                                          ----------------
                                                                                5,708,014
------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Ford Motor Co.                                                 336,600          4,385,898
------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                           49,100          2,826,687
------------------------------------------------------------------------------------------
Monaco Coach Corp.                                              24,200            429,550
------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                                       8,900            279,460
                                                                          ----------------
                                                                                7,921,595
------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Genuine Parts Co.                                               16,500            658,185
------------------------------------------------------------------------------------------
WESCO International, Inc. 1                                      3,400             85,272
                                                                          ----------------
                                                                                  743,457
------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.4%
Ambassadors Group, Inc.                                          8,000            249,960
------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                          7,500            260,438
------------------------------------------------------------------------------------------
Applebee's International, Inc.                                  13,150            300,741
------------------------------------------------------------------------------------------
Boca Resorts, Inc., Cl. A 1                                      8,700            206,190
------------------------------------------------------------------------------------------
Caesars Entertainment, Inc. 1                                  117,400          2,101,460
------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1                                24,466            541,188
------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                       18,550            705,271
------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                            8,200            100,778
------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                               10,500            523,950
------------------------------------------------------------------------------------------
Dave & Buster's, Inc. 1                                         42,400            752,600
------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                        23,000            230,920
------------------------------------------------------------------------------------------
Frisch's Restaurants, Inc.                                         600             13,800
------------------------------------------------------------------------------------------
International Game Technology                                  129,400          4,275,376
------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc. 1                                   47,100          1,066,815
------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                         19,400            647,378
------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                              4,100             98,851
------------------------------------------------------------------------------------------
Mandalay Resort Group                                           28,700          1,974,560
------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                             81,400          4,435,486
------------------------------------------------------------------------------------------
McDonald's Corp.                                               192,700          5,617,205
------------------------------------------------------------------------------------------
MGM Mirage, Inc. 1                                               9,400            505,720
------------------------------------------------------------------------------------------
Navigant International, Inc. 1                                   3,200             39,808
------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. 1                                4,700            238,948
------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                           2,500             69,275
------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. 1                                3,900            162,669
------------------------------------------------------------------------------------------
Sonic Corp. 1                                                    9,100            247,793
------------------------------------------------------------------------------------------
Starbucks Corp. 1                                               77,800          4,114,064
------------------------------------------------------------------------------------------
Steak n Shake Co. (The) 1                                       12,400            204,352
------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                               30,600          1,331,100
                                                                          ----------------
                                                                               31,016,696
------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.1%
American Greetings Corp., Cl. A                                 43,100          1,139,995
------------------------------------------------------------------------------------------
Black & Decker Corp.                                            29,100          2,336,148
------------------------------------------------------------------------------------------
Blount International, Inc. 1                                     9,000            130,140
------------------------------------------------------------------------------------------
Centex Corp.                                                     1,400             72,716
------------------------------------------------------------------------------------------
Chromcraft Revington, Inc. 1                                       700              8,421
------------------------------------------------------------------------------------------
CSS Industries, Inc.                                            29,100            897,735
------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                               16,500            495,000
------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                     14,100            537,069
------------------------------------------------------------------------------------------
Furniture Brands International, Inc.                            21,500            468,915
------------------------------------------------------------------------------------------
Harman International Industries, Inc.                           13,400          1,610,412
------------------------------------------------------------------------------------------
Hovnanian Enterprises, Inc., Cl. A 1                             5,300            198,962
------------------------------------------------------------------------------------------
KB Home                                                         22,100          1,817,725
------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B                              10,100            136,855
------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                           64,600          1,817,198
------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                              2,800            125,944
------------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                                           21,810          1,673,918
------------------------------------------------------------------------------------------
Meritage Homes Corp. 1                                          12,600          1,117,620
------------------------------------------------------------------------------------------
Mestek, Inc. 1                                                   3,300             59,070
------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                        116,200          2,505,272
------------------------------------------------------------------------------------------
NVR, Inc. 1                                                      2,400          1,504,800
------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                8,300            455,504
------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                        13,900          1,325,921
------------------------------------------------------------------------------------------
Snap-On, Inc.                                                    1,700             49,946
------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                      7,800            347,022
------------------------------------------------------------------------------------------
Stanley Works (The)                                             31,700          1,411,284
------------------------------------------------------------------------------------------
Technical Olympic USA, Inc.                                     26,650            673,979
------------------------------------------------------------------------------------------
Tupperware Corp.                                                30,100            502,369
------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1                                   10,100            179,679
------------------------------------------------------------------------------------------
Whirlpool Corp.                                                 21,800          1,280,750
------------------------------------------------------------------------------------------
Yankee Candle, Inc. (The) 1                                      2,100             58,170
                                                                          ----------------
                                                                               24,938,539
------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
1-800-FLOWERS.com, Inc. 1                                        5,300             42,798
------------------------------------------------------------------------------------------
Amazon.com, Inc. 1                                              31,200          1,064,856
------------------------------------------------------------------------------------------
eBay, Inc. 1                                                    47,800          4,665,758
------------------------------------------------------------------------------------------
IAC/InterActiveCorp 1                                          180,800          3,908,896
------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                     17,600            326,568
------------------------------------------------------------------------------------------
J. Jill Group, Inc. 1                                            8,800            154,704
------------------------------------------------------------------------------------------
Priceline.com, Inc. 1                                           23,400            466,596
------------------------------------------------------------------------------------------
Provide Commerce, Inc. 1                                           400              9,400
                                                                          ----------------
                                                                               10,639,576
------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Action Performance Cos., Inc.                                    4,500             41,625
------------------------------------------------------------------------------------------
Arctic Cat, Inc.                                                 4,300            107,973
------------------------------------------------------------------------------------------
Callaway Golf Co.                                               43,300            451,619
------------------------------------------------------------------------------------------
Hasbro, Inc.                                                    94,700          1,675,243
------------------------------------------------------------------------------------------
Leapfrog Enterprises, Inc. 1                                     3,900             47,580
------------------------------------------------------------------------------------------
Marvel Enterprises, Inc. 1                                      22,900            352,660
------------------------------------------------------------------------------------------
Nautilus Group, Inc. (The)                                      25,800            506,970
------------------------------------------------------------------------------------------
Oakley, Inc.                                                     1,600             20,320
------------------------------------------------------------------------------------------
Polaris Industries, Inc.                                        14,900            884,315
------------------------------------------------------------------------------------------
RC2 Corp. 1                                                     13,600            378,896
------------------------------------------------------------------------------------------
SCP Pool Corp.                                                   9,700            283,143
------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                             6,300            174,195
                                                                          ----------------
                                                                                4,924,539
------------------------------------------------------------------------------------------
MEDIA--3.5%
Carmike Cinemas, Inc.                                              800             28,640
------------------------------------------------------------------------------------------
Catalina Marketing Corp.                                         9,300            238,173
------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                              96,100          3,209,740
------------------------------------------------------------------------------------------
Comcast Corp., Cl. A 1                                         231,800          6,838,100
------------------------------------------------------------------------------------------
Cox Communications, Inc., Cl. A 1                               56,800          1,956,192
------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                57,500          2,245,375
------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1                          10,400            328,848
------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                               7,900             63,595
------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., A Shares 1                       20,200            599,132
------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                            22,700          1,342,251
------------------------------------------------------------------------------------------
Information Holdings, Inc. 1                                       900             24,651
------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                             31,900          2,186,107
------------------------------------------------------------------------------------------
Lamar Advertising Co., Cl. A 1                                   3,000            124,260
------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                            1,800             83,376
------------------------------------------------------------------------------------------
Lin TV Corp. 1                                                     300              5,454
------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                                    61,000          5,261,250
------------------------------------------------------------------------------------------
Meredith Corp.                                                  30,300          1,484,700
------------------------------------------------------------------------------------------
New Frontier Media, Inc. 1                                       6,700             53,593
------------------------------------------------------------------------------------------
New York Times Co. (The), Cl. A                                  1,800             72,090
------------------------------------------------------------------------------------------
Pixar, Inc. 1                                                    6,500            522,730
------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                           1,800             97,650
------------------------------------------------------------------------------------------
Radio One, Inc., Cl. D 1                                        12,800            188,032
------------------------------------------------------------------------------------------
Salem Communications Corp., Cl. A 1                             10,600            265,000
------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                 600             18,192
------------------------------------------------------------------------------------------
Thomas Nelson, Inc.                                             36,500            808,110
------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                          1,258,000         20,933,120
------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                            216,529          7,901,143
------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                          684,700         17,268,134
------------------------------------------------------------------------------------------
Westwood One, Inc. 1                                            54,600          1,260,168
------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                11,000            356,950
------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                  11,100            137,640
                                                                          ----------------
                                                                               75,902,396
------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
Dillard's, Inc., Cl. A                                           9,600            196,704
------------------------------------------------------------------------------------------
Dollar General Corp.                                             4,400             84,700
------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                               56,800          2,865,560
------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                            116,800          4,040,112
------------------------------------------------------------------------------------------
Kmart Holding Corp. 1                                           22,200          2,043,288
------------------------------------------------------------------------------------------
Nordstrom, Inc.                                                 51,400          2,219,452
------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                             70,700          2,474,500
------------------------------------------------------------------------------------------
Stage Stores, Inc. 1                                            11,000            396,110
------------------------------------------------------------------------------------------
Stein Mart, Inc. 1                                              33,800            561,756
------------------------------------------------------------------------------------------
Target Corp.                                                    72,400          3,621,448
                                                                          ----------------
                                                                               18,503,630
------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.2%
Abercrombie & Fitch Co., Cl. A                                  39,900          1,563,282
------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                             24,400            769,820
------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                 43,000          1,757,840
------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                        49,500          1,111,770
------------------------------------------------------------------------------------------
bebe stores, inc.                                               35,700          1,102,059
------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc. 1                                       70,400          2,871,616
------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                              55,600          3,292,632
------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 1                                    10,200            258,978
------------------------------------------------------------------------------------------
Blair Corp.                                                     15,300            478,890
------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A                                        74,085            503,778
------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. B 1                                      74,085            480,071
------------------------------------------------------------------------------------------
Borders Group, Inc.                                             70,200          1,599,858
------------------------------------------------------------------------------------------
Buckle, Inc. (The)                                               2,200             56,804
------------------------------------------------------------------------------------------
Building Materials Holding Corp.                                42,900          1,239,810
------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.                            900             19,863
------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                9,800            225,008
------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1                                 18,800            248,348
------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1                                        80,000            610,400
------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1                          19,400            598,878
------------------------------------------------------------------------------------------
Christopher & Banks Corp.                                       24,000            390,000
------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                    95,200          1,547,000
------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                           66,200          1,722,524
------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                 7,200            105,408
------------------------------------------------------------------------------------------
Deb Shops, Inc.                                                  1,800             43,614
------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1                                        22,600            362,278
------------------------------------------------------------------------------------------
Electronics Boutique Holdings Corp. 1                           14,900            508,686
------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                  13,600            470,968
------------------------------------------------------------------------------------------
GameStop Corp. 1                                                25,500            499,545
------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                177,500          3,546,450
------------------------------------------------------------------------------------------
Goody's Family Clothing, Inc.                                   86,200            757,698
------------------------------------------------------------------------------------------
Guess?, Inc. 1                                                  34,700            579,490
------------------------------------------------------------------------------------------
Haverty Furniture Cos., Inc.                                    12,700            214,376
------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1                                  24,500            547,820
------------------------------------------------------------------------------------------
Home Depot, Inc.                                               649,200         26,669,136
------------------------------------------------------------------------------------------
Hot Topic, Inc. 1                                               33,600            690,816
------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                                  6,000            190,440
------------------------------------------------------------------------------------------
Limited Brands, Inc.                                           180,800          4,480,224
------------------------------------------------------------------------------------------
Linens 'N Things, Inc. 1                                         6,300            151,704
------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                               82,700          4,654,356
------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 1                                   15,700            487,956
------------------------------------------------------------------------------------------
Michaels Stores, Inc.                                           67,700          1,970,070
------------------------------------------------------------------------------------------
Movie Gallery, Inc.                                             12,200            197,396
------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1                                              6,400             60,608
------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                           138,800          2,247,172
------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                           72,700          1,704,088
------------------------------------------------------------------------------------------
Party City Corp. 1                                               1,600             23,424
------------------------------------------------------------------------------------------
PetsMart, Inc.                                                  30,100            962,598
------------------------------------------------------------------------------------------
Pier 1 Imports, Inc.                                            13,300            238,735
------------------------------------------------------------------------------------------
Restoration Hardware, Inc. 1                                     8,800             45,320
------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                            48,200          2,059,104
------------------------------------------------------------------------------------------
Staples, Inc.                                                  160,900          4,785,166
------------------------------------------------------------------------------------------
Syms Corp. 1                                                       800              8,528
------------------------------------------------------------------------------------------
Talbots, Inc. (The)                                             28,500            752,115
------------------------------------------------------------------------------------------
Tiffany & Co.                                                   30,700            900,431
------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                           196,000          4,700,080
------------------------------------------------------------------------------------------
Too, Inc. 1                                                     26,700            587,934
------------------------------------------------------------------------------------------
Toys R Us, Inc. 1                                               83,500          1,503,835
------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                             4,000            145,120
------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1                               23,800            247,044
------------------------------------------------------------------------------------------
Tuesday Morning Corp. 1                                          4,600            150,144
------------------------------------------------------------------------------------------
United Auto Group, Inc.                                         16,600            448,200
------------------------------------------------------------------------------------------
Zale Corp. 1                                                    50,800          1,448,816
                                                                          ----------------
                                                                               92,596,122
------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.6%
Cherokee, Inc.                                                   7,300            207,685
------------------------------------------------------------------------------------------
Coach, Inc. 1                                                   62,000          2,891,060
------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1                                        6,400            386,304
------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1                                         11,200            424,032
------------------------------------------------------------------------------------------
Hampshire Group Ltd. 1                                          11,900            363,426
------------------------------------------------------------------------------------------
Hartmarx Corp. 1                                                32,100            268,356
------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                       43,500          1,535,550
------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                            16,700            417,500
------------------------------------------------------------------------------------------
Kellwood Co.                                                    18,200            572,572
------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A                            4,300            113,950
------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                               30,700          2,496,217
------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                         25,100          1,541,140
------------------------------------------------------------------------------------------
VF Corp.                                                        17,900            963,557
------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                      5,000            102,000
------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                      20,800            633,152
                                                                          ----------------
                                                                               12,916,501
CONSUMER STAPLES--9.6%
------------------------------------------------------------------------------------------
BEVERAGES--2.7%
Anheuser-Busch Cos., Inc.                                       85,300          4,260,735
------------------------------------------------------------------------------------------
Boston Beer Co., Inc., Cl. A 1                                  12,900            325,983
------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                       18,500            830,650
------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                            620,100         25,213,266
------------------------------------------------------------------------------------------
National Beverage Corp.                                          7,600             61,560
------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                54,400          1,525,376
------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                             77,400          1,567,350
------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                  525,400         26,049,332
                                                                          ----------------
                                                                               59,834,252
------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
7-Eleven, Inc. 1                                                14,400            303,408
------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                         4,498            439,410
------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                     11,100            322,233
------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                          48,300          2,315,502
------------------------------------------------------------------------------------------
Kroger Co. (The) 1                                              49,800            752,478
------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                         18,100            447,070
------------------------------------------------------------------------------------------
Rite Aid Corp. 1                                               305,900          1,137,948
------------------------------------------------------------------------------------------
Ruddick Corp.                                                    7,800            157,014
------------------------------------------------------------------------------------------
Safeway, Inc. 1                                                 70,400          1,284,096
------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                 52,800          1,557,072
------------------------------------------------------------------------------------------
Sysco Corp.                                                    172,400          5,563,348
------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                          471,900         25,444,848
------------------------------------------------------------------------------------------
Walgreen Co.                                                   139,000          4,988,710
------------------------------------------------------------------------------------------
Weis Markets, Inc.                                               3,800            139,688
                                                                          ----------------
                                                                               44,852,825
------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Alico, Inc. 1                                                    1,200             60,420
------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                     125,100          2,423,187
------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc.                                            7,700             78,617
------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                             39,400          1,040,160
------------------------------------------------------------------------------------------
Corn Products International, Inc.                               15,200            747,840
------------------------------------------------------------------------------------------
Darling International, Inc. 1                                  140,800            550,528
------------------------------------------------------------------------------------------
Flowers Foods, Inc.                                             21,550            546,508
------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                95,700          3,478,695
------------------------------------------------------------------------------------------
Hormel Foods Corp.                                              11,200            314,832
------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 1                                         10,300            455,569
------------------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A                                        27,300            909,363
------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                           4,700            202,006
------------------------------------------------------------------------------------------
Lance, Inc.                                                     13,100            221,128
------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                           33,800            452,920
------------------------------------------------------------------------------------------
Sara Lee Corp.                                                 206,900          4,816,632
------------------------------------------------------------------------------------------
Smithfield Foods, Inc. 1                                        13,500            327,105
------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                        86,800          1,258,600
------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                             26,900          1,759,260
                                                                          ----------------
                                                                               19,643,370
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.0%
Chattem, Inc. 1                                                  1,000             33,460
------------------------------------------------------------------------------------------
Clorox Co. (The)                                                35,500          1,938,300
------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                      26,400          1,225,752
------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                            69,300          4,135,131
------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A                               83,800          1,620,692
------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                     671,200         34,352,016
------------------------------------------------------------------------------------------
Rayovac Corp. 1                                                 12,200            303,902
                                                                          ----------------
                                                                               43,609,253
------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.5%
Avon Products, Inc.                                             39,500          1,562,225
------------------------------------------------------------------------------------------
Del Laboratories, Inc.                                           3,059            102,018
------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                          5,000            119,900
------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                            79,300          3,405,935
------------------------------------------------------------------------------------------
Gillette Co.                                                   148,900          6,176,372
------------------------------------------------------------------------------------------
Inter Parfums, Inc.                                              1,200             16,122
------------------------------------------------------------------------------------------
Mannatech, Inc.                                                 20,400            347,820
                                                                          ----------------
                                                                               11,730,392
------------------------------------------------------------------------------------------
TOBACCO--1.4%
Altria Group, Inc.                                             606,900         29,410,374
------------------------------------------------------------------------------------------
Reynolds American, Inc.                                            300             20,658
------------------------------------------------------------------------------------------
UST, Inc.                                                       26,100          1,074,276
                                                                          ----------------
                                                                               30,505,308
ENERGY--7.2%
------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
BJ Services Co.                                                 29,800          1,519,800
------------------------------------------------------------------------------------------
Cal Dive International, Inc. 1                                  25,700            910,037
------------------------------------------------------------------------------------------
Carbo Ceramics, Inc.                                             5,400            390,150
------------------------------------------------------------------------------------------
Diamond Offshore Drilling, Inc.                                 49,000          1,656,200
------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                                2,000             44,800
------------------------------------------------------------------------------------------
Ensign Resource Service Group, Inc.                            130,000          2,417,289
------------------------------------------------------------------------------------------
Grant Prideco, Inc. 1                                           65,500          1,346,680
------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc.                                    6,300            128,898
------------------------------------------------------------------------------------------
Hydril Co. 1                                                     2,900            127,571
------------------------------------------------------------------------------------------
Maverick Tube Corp. 1                                            7,700            203,049
------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                21,100            401,111
------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                46,900            861,084
------------------------------------------------------------------------------------------
Pioneer Drilling Co. 1                                           5,300             42,877
------------------------------------------------------------------------------------------
Precision Drilling Corp. 1                                      25,000          1,547,492
------------------------------------------------------------------------------------------
RPC, Inc.                                                          900             18,675
------------------------------------------------------------------------------------------
Smith International, Inc. 1                                     16,500            958,320
------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1                                       1,600             47,904
------------------------------------------------------------------------------------------
Todco, Cl. A 1                                                   2,200             37,334
------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                      18,400            718,417
------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                      60,000          2,342,665
------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1                           7,100            245,518
------------------------------------------------------------------------------------------
Varco International, Inc. 1                                     30,600            847,008
------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                700             14,770
                                                                          ----------------
                                                                               16,827,649
------------------------------------------------------------------------------------------
OIL & GAS--6.4%
Amerada Hess Corp.                                              17,000          1,372,070
------------------------------------------------------------------------------------------
Apache Corp.                                                    19,700            998,790
------------------------------------------------------------------------------------------
Ashland, Inc.                                                   26,800          1,544,216
------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                            500,000          1,366,883
------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A                                       6,400            244,160
------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                     5,900            249,629
------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                          23,800            321,538
------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                 60,000          2,525,901
------------------------------------------------------------------------------------------
Canadian Superior Energy, Inc. 1                                14,100             27,086
------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                            415,000         22,019,900
------------------------------------------------------------------------------------------
Cimarex Energy Co. 1                                            27,293            979,273
------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                           264,466            987,867
------------------------------------------------------------------------------------------
ConocoPhillips                                                  83,200          7,014,592
------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                             80,000            476,151
------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                           30,720            172,754
------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                            64,500            910,763
------------------------------------------------------------------------------------------
Energy Partners Ltd. 1                                          46,000            807,760
------------------------------------------------------------------------------------------
Esprit Energy Trust, Cl. A 1                                    90,300            902,926
------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                            1,370,200         67,441,244
------------------------------------------------------------------------------------------
Frontier Oil Corp.                                              42,800          1,052,024
------------------------------------------------------------------------------------------
General Maritime Corp. 1                                        17,800            676,400
------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1                               13,500            204,120
------------------------------------------------------------------------------------------
Holly Corp.                                                     30,600            751,230
------------------------------------------------------------------------------------------
Ketch Resources Ltd. 1                                          80,300          1,008,612
------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc. 1                                 59,200            716,320
------------------------------------------------------------------------------------------
Maritrans, Inc.                                                 31,900            541,981
------------------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                                 60,400            486,220
------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                 7,900            632,158
------------------------------------------------------------------------------------------
Noble Energy, Inc.                                               5,600            324,800
------------------------------------------------------------------------------------------
OPTI Canada, Inc. 1                                             49,400            738,100
------------------------------------------------------------------------------------------
Paramount Resources Ltd. 1                                     196,700          3,746,359
------------------------------------------------------------------------------------------
Penn Virginia Corp.                                             12,100            435,600
------------------------------------------------------------------------------------------
Petroleum Development Corp. 1                                    9,600            338,112
------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                   23,100            748,440
------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                             30,720            175,024
------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                        72,240            194,522
------------------------------------------------------------------------------------------
Range Resources Corp.                                            6,500            102,050
------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                         165,000          1,578,072
------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1                                     19,300            490,992
------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A                                    6,900            168,360
------------------------------------------------------------------------------------------
StarPoint Energy Ltd. 1                                        580,512          2,311,373
------------------------------------------------------------------------------------------
Stelmar Shipping Ltd.                                            4,400            169,840
------------------------------------------------------------------------------------------
Sunoco, Inc.                                                    29,200          2,171,312
------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                          100,000          2,684,509
------------------------------------------------------------------------------------------
Tesoro Petroleum Corp. 1                                        45,500          1,377,740
------------------------------------------------------------------------------------------
Thunder Energy, Inc. 1                                         207,976          1,254,925
------------------------------------------------------------------------------------------
Tusk Energy, Inc. 1                                            300,000          1,477,711
------------------------------------------------------------------------------------------
Unocal Corp.                                                    27,700          1,156,475
------------------------------------------------------------------------------------------
Valero Energy Corp.                                             23,600          1,014,092
------------------------------------------------------------------------------------------
Vintage Petroleum, Inc.                                         32,000            672,000
------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                       82,500          1,032,075
------------------------------------------------------------------------------------------
World Fuel Services Corp.                                        7,800            266,136
                                                                          ----------------
                                                                              141,061,187
FINANCIALS--18.4%
------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.5%
Bank of New York Co., Inc. (The)                               185,000          6,005,100
------------------------------------------------------------------------------------------
Harris & Harris Group, Inc. 1                                    7,900             93,931
------------------------------------------------------------------------------------------
Mellon Financial Corp.                                          76,000          2,196,400
------------------------------------------------------------------------------------------
National Financial Partners Corp.                               13,400            411,916
------------------------------------------------------------------------------------------
Northern Trust Corp.                                            70,500          2,999,070
------------------------------------------------------------------------------------------
Stifel Financial Corp. 1                                            66              1,295
------------------------------------------------------------------------------------------
Tradestation Group, Inc. 1                                      26,900            166,511
                                                                          ----------------
                                                                               11,874,223
------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.0%
Alliance Financial Corp.                                           700             19,299
------------------------------------------------------------------------------------------
Associated Banc-Corp.                                           37,350          1,295,672
------------------------------------------------------------------------------------------
Astoria Financial Corp.                                         36,100          1,411,149
------------------------------------------------------------------------------------------
Bank of America Corp.                                          847,262         37,948,865
------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                             8,500            405,875
------------------------------------------------------------------------------------------
Banner Corp.                                                     3,400            101,660
------------------------------------------------------------------------------------------
BB&T Corp.                                                      30,000          1,233,300
------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc.                                    9,300            351,354
------------------------------------------------------------------------------------------
Camden National Corp.                                            1,000             36,850
------------------------------------------------------------------------------------------
Center Financial Corp.                                           2,600             51,077
------------------------------------------------------------------------------------------
CFS Bancorp, Inc.                                                1,100             15,235
------------------------------------------------------------------------------------------
Chemical Financial Corp.                                           900             33,597
------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                    12,900            304,827
------------------------------------------------------------------------------------------
City Holding Co.                                                23,700            821,205
------------------------------------------------------------------------------------------
City National Corp.                                              1,600            110,240
------------------------------------------------------------------------------------------
Colonial BancGroup, Inc. (The)                                  83,400          1,805,610
------------------------------------------------------------------------------------------
Comerica, Inc.                                                  54,000          3,321,540
------------------------------------------------------------------------------------------
Community Bank System, Inc.                                     31,700            875,237
------------------------------------------------------------------------------------------
Community First Bankshares, Inc.                                22,200            715,284
------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc.                                    1,020             33,660
------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                        48,600          2,321,622
------------------------------------------------------------------------------------------
Dime Community Bancshares, Inc.                                  2,400             38,544
------------------------------------------------------------------------------------------
Fifth Third Bancorp                                             91,396          4,495,769
------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                           1,400            165,130
------------------------------------------------------------------------------------------
First Commonwealth Financial Corp.                              16,700            242,484
------------------------------------------------------------------------------------------
First Defiance Financial Corp.                                   3,400             94,180
------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                   9,200            279,404
------------------------------------------------------------------------------------------
First Horizon National Corp.                                    19,600            848,288
------------------------------------------------------------------------------------------
First Place Financial Corp.                                      7,400            146,150
------------------------------------------------------------------------------------------
First Republic Bank                                              6,800            327,760
------------------------------------------------------------------------------------------
Flushing Financial Corp.                                        16,950            326,627
------------------------------------------------------------------------------------------
Fulton Financial Corp.                                           2,310             49,573
------------------------------------------------------------------------------------------
Golden West Financial Corp.                                      9,400          1,099,048
------------------------------------------------------------------------------------------
Greater Bay Bancorp                                              7,000            218,715
------------------------------------------------------------------------------------------
Hibernia Corp., Cl. A                                           48,100          1,394,900
------------------------------------------------------------------------------------------
Horizon Financial Corp.                                          1,000             19,600
------------------------------------------------------------------------------------------
Hudson River Bancorp, Inc.                                      14,000            274,540
------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.                                     19,100            457,445
------------------------------------------------------------------------------------------
Independent Bank Corp., Michigan                                 1,403             38,120
------------------------------------------------------------------------------------------
KeyCorp                                                        110,800          3,721,772
------------------------------------------------------------------------------------------
M&T Bank Corp.                                                  18,800          1,936,400
------------------------------------------------------------------------------------------
NASB Financial, Inc.                                             2,600            104,000
------------------------------------------------------------------------------------------
National City Corp.                                             35,200          1,371,744
------------------------------------------------------------------------------------------
Net.B@nk, Inc.                                                   8,500             78,880
------------------------------------------------------------------------------------------
North Fork Bancorporation, Inc.                                 16,656            734,530
------------------------------------------------------------------------------------------
Oak Hill Financial, Inc.                                         1,300             49,803
------------------------------------------------------------------------------------------
Pacific Capital Bancorp                                         41,954          1,335,396
------------------------------------------------------------------------------------------
Parkvale Financial Corp.                                         2,100             56,217
------------------------------------------------------------------------------------------
PennRock Financial Services Corp.                                5,830            168,254
------------------------------------------------------------------------------------------
PFF Bancorp, Inc.                                                2,300             90,735
------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                              29,700          1,553,310
------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc.                               4,050            117,693
------------------------------------------------------------------------------------------
R&G Financial Corp., Cl. B                                      20,100            756,162
------------------------------------------------------------------------------------------
Republic Bancorp, Inc.                                           2,700             45,117
------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                   19,890            553,937
------------------------------------------------------------------------------------------
Santander BanCorp                                                1,250             34,875
------------------------------------------------------------------------------------------
Silicon Valley Bancshares 1                                     18,500            740,185
------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                         28,100            659,788
------------------------------------------------------------------------------------------
State Financial Services Corp.                                  16,000            459,040
------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                            33,901          1,273,661
------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                            34,700          2,442,186
------------------------------------------------------------------------------------------
TCF Financial Corp.                                             22,500            709,200
------------------------------------------------------------------------------------------
TierOne Corp.                                                    4,600            102,488
------------------------------------------------------------------------------------------
U.S. Bancorp                                                   470,900         13,472,449
------------------------------------------------------------------------------------------
UnionBanCal Corp.                                               58,000          3,523,500
------------------------------------------------------------------------------------------
United Community Financial Corp.                                 4,200             46,914
------------------------------------------------------------------------------------------
Wachovia Corp.                                                 175,000          8,611,750
------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                         53,900          2,086,469
------------------------------------------------------------------------------------------
Webster Financial Corp.                                         22,011          1,052,126
------------------------------------------------------------------------------------------
Wells Fargo & Co.                                              267,600         15,981,072
------------------------------------------------------------------------------------------
WesBanco, Inc.                                                   1,600             48,512
------------------------------------------------------------------------------------------
WSFS Financial Corp.                                            24,500          1,330,473
------------------------------------------------------------------------------------------
Zions Bancorp                                                   20,900          1,382,953
                                                                          ----------------
                                                                              130,361,026
------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc.                                              19,059            344,491
------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                   55,100          1,024,860
                                                                          ----------------
                                                                                1,369,351
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.8%
Affiliated Managers Group, Inc. 1                               12,400            692,416
------------------------------------------------------------------------------------------
American Capital Strategies Ltd.                                39,900          1,234,905
------------------------------------------------------------------------------------------
American Express Co.                                           115,000          6,103,050
------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                             25,200            488,880
------------------------------------------------------------------------------------------
Archipelago Holdings, Inc. 1                                       100              1,707
------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                   45,300          4,292,175
------------------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                                2,600            456,898
------------------------------------------------------------------------------------------
CIT Group, Inc.                                                 67,800          2,739,120
------------------------------------------------------------------------------------------
Citigroup, Inc.                                              1,179,100         52,316,667
------------------------------------------------------------------------------------------
CompuCredit Corp. 1                                             48,100            915,343
------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                       58,100            749,490
------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                20,700            600,093
------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                            6,600            155,628
------------------------------------------------------------------------------------------
Gabelli Asset Management, Inc.                                   2,100             96,810
------------------------------------------------------------------------------------------
Gladstone Capital Corp.                                            800             18,480
------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                 5,400            113,400
------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                        7,100            108,275
------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                           887,452         34,255,647
------------------------------------------------------------------------------------------
Knight Trading Group, Inc. 1                                     7,300             75,847
------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                15,800          1,006,618
------------------------------------------------------------------------------------------
MBNA Corp.                                                     233,900          5,994,857
------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                      120,000          6,472,800
------------------------------------------------------------------------------------------
Moody's Corp.                                                    7,400            575,794
------------------------------------------------------------------------------------------
Morgan Stanley                                                 300,000         15,327,000
------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                           86,300          3,258,688
------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                      750             19,575
------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc.                                8,200            117,424
------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                         454,500          4,158,675
------------------------------------------------------------------------------------------
SEI Investments Co.                                             35,500          1,277,645
------------------------------------------------------------------------------------------
State Street Corp.                                              35,300          1,590,265
------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                       35,400          1,974,258
------------------------------------------------------------------------------------------
WFS Financial, Inc.                                              1,800             79,308
------------------------------------------------------------------------------------------
World Acceptance Corp. 1                                         3,800             88,920
                                                                          ----------------
                                                                              147,356,658
INSURANCE--3.7%
ACE Ltd.                                                        26,100            993,366
------------------------------------------------------------------------------------------
AFLAC, Inc.                                                    133,800          4,800,744
------------------------------------------------------------------------------------------
Allstate Corp.                                                 140,500          6,756,645
------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                     11,800            921,108
------------------------------------------------------------------------------------------
American International Group, Inc.                             520,000         31,569,200
------------------------------------------------------------------------------------------
American Medical Security Group, Inc. 1                         18,850            598,488
------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1                              1,200             38,256
------------------------------------------------------------------------------------------
AmerUs Group Co.                                                16,600            693,548
------------------------------------------------------------------------------------------
Aon Corp.                                                      107,800          2,200,198
------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                        5,300            199,121
------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                   10,500            241,500
------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg.                           1,725             43,263
------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                             13,400            559,584
------------------------------------------------------------------------------------------
Chubb Corp.                                                      4,700            339,011
------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                      44,830          1,871,653
------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                              4,600            188,002
------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A                                      31,600            681,928
------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                        1,900             37,506
------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                               59,436          2,243,115
------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1                                     7,700            214,060
------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                   64,800          3,789,504
------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                      1,000             17,000
------------------------------------------------------------------------------------------
Independence Holding Co.                                         2,140             40,639
------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                               3,400            105,672
------------------------------------------------------------------------------------------
IPC Holdings Ltd.                                               11,100            449,106
------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                           22,200          1,072,038
------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc.                               12,900            631,455
------------------------------------------------------------------------------------------
Lincoln National Corp.                                          37,000          1,620,600
------------------------------------------------------------------------------------------
Loews Corp.                                                     15,600            934,440
------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                     69,000          1,908,540
------------------------------------------------------------------------------------------
MBIA, Inc.                                                      30,100          1,741,586
------------------------------------------------------------------------------------------
Mercury General Corp.                                            4,100            210,863
------------------------------------------------------------------------------------------
MetLife, Inc.                                                   42,300          1,622,205
------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 1                     1,900            285,285
------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                      33,500          1,159,100
------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp.                                        8,000            174,880
------------------------------------------------------------------------------------------
Ohio Casualty Corp. 1                                           29,700            620,136
------------------------------------------------------------------------------------------
Old Republic International Corp.                                48,500          1,132,475
------------------------------------------------------------------------------------------
Penn-America Group, Inc.                                         2,300             33,764
------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                          8,000            463,840
------------------------------------------------------------------------------------------
Protective Life Corp.                                              100              3,930
------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                     16,900            791,258
------------------------------------------------------------------------------------------
Safeco Corp.                                                    12,700            587,248
------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                       400              9,004
------------------------------------------------------------------------------------------
Selective Insurance Group, Inc.                                  2,400             93,792
------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                             57,900          1,966,284
------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                  22,800          1,718,664
------------------------------------------------------------------------------------------
State Auto Financial Corp.                                      12,500            355,625
------------------------------------------------------------------------------------------
Torchmark Corp.                                                 25,800          1,393,716
------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                         600             36,066
------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                            71,500            869,440
                                                                          ----------------
                                                                               81,028,451
------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Bluegreen Corp. 1                                               45,500            558,285
------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc. 1                                       5,500            176,000
------------------------------------------------------------------------------------------
St. Joe Co. (The)                                               17,700            900,930
------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                       7,000            106,400
------------------------------------------------------------------------------------------
United Capital Corp. 1                                             900             19,953
                                                                          ----------------
                                                                                1,761,568
------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Countrywide Financial Corp.                                     31,200            996,216
------------------------------------------------------------------------------------------
Fannie Mae                                                     220,000         15,433,000
------------------------------------------------------------------------------------------
Freddie Mac                                                     92,000          6,127,200
------------------------------------------------------------------------------------------
MGIC Investment Corp.                                           34,700          2,231,557
------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1                                            700              5,250
------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                           15,200            590,064
------------------------------------------------------------------------------------------
Radian Group, Inc.                                              33,400          1,600,862
                                                                          ----------------
                                                                               26,984,149
HEALTH CARE--13.3%
------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.0%
Amgen, Inc. 1                                                  162,400          9,224,320
------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                          99,500          1,898,460
------------------------------------------------------------------------------------------
Bioveris Corp. 1                                                 1,000              6,445
------------------------------------------------------------------------------------------
Bone Care International, Inc. 1                                 15,200            349,068
------------------------------------------------------------------------------------------
Celgene Corp. 1                                                 11,700            346,554
------------------------------------------------------------------------------------------
Corgentech, Inc. 1                                               2,400             45,768
------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1                                         24,100            168,700
------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                               30,400          1,065,216
------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                            8,700            231,768
------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                             154,800          2,009,304
------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1                                            200              3,544
------------------------------------------------------------------------------------------
Techne Corp. 1                                                   2,000             72,040
------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1                                 19,700            151,296
------------------------------------------------------------------------------------------
Trimeris, Inc. 1                                                 5,800             66,758
------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc. 1                                   3,600             39,168
------------------------------------------------------------------------------------------
Wyeth                                                          140,600          5,574,790
                                                                          ----------------
                                                                               21,253,199
------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.9%
Align Technology, Inc. 1                                        20,800            215,800
------------------------------------------------------------------------------------------
American Medical Systems Holdings, Inc. 1                        5,900            218,890
------------------------------------------------------------------------------------------
Arrow International, Inc.                                        7,200            205,668
------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1                                     800             14,384
------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                  600             34,080
------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.                                             15,100            920,496
------------------------------------------------------------------------------------------
Baxter International, Inc.                                      51,400          1,581,064
------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                         67,300          3,533,250
------------------------------------------------------------------------------------------
Biomet, Inc.                                                    17,700            826,236
------------------------------------------------------------------------------------------
CNS, Inc.                                                        6,000             68,400
------------------------------------------------------------------------------------------
Haemonetics Corp. 1                                              5,500            180,675
------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                 10,500            210,840
------------------------------------------------------------------------------------------
Hospira, Inc. 1                                                 24,860            793,283
------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1                                       9,900            493,416
------------------------------------------------------------------------------------------
Inamed Corp. 1                                                  10,100            536,815
------------------------------------------------------------------------------------------
Kensey Nash Corp. 1                                             31,200            892,320
------------------------------------------------------------------------------------------
Kyphon, Inc. 1                                                  20,200            507,424
------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                              8,800            294,844
------------------------------------------------------------------------------------------
Medtronic, Inc.                                                274,200         14,014,362
------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                       31,200            418,080
------------------------------------------------------------------------------------------
Millipore Corp. 1                                               19,600            901,404
------------------------------------------------------------------------------------------
Mine Safety Applicances Co.                                      7,900            297,988
------------------------------------------------------------------------------------------
Molecular Devices Corp. 1                                       22,900            458,344
------------------------------------------------------------------------------------------
Palomar Medical Technologies, Inc. 1                            21,800            446,682
------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                               93,100          1,912,274
------------------------------------------------------------------------------------------
PolyMedica Corp.                                                 4,600            161,000
------------------------------------------------------------------------------------------
Possis Medical, Inc. 1                                           6,200             68,696
------------------------------------------------------------------------------------------
Respironics, Inc. 1                                             11,400            582,426
------------------------------------------------------------------------------------------
SonoSite, Inc. 1                                                10,300            297,516
------------------------------------------------------------------------------------------
Stryker Corp.                                                   96,500          4,158,185
------------------------------------------------------------------------------------------
SurModics, Inc. 1                                               12,800            343,680
------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc. 1                               30,100            980,357
------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                         73,300          2,125,700
------------------------------------------------------------------------------------------
TriPath Imaging, Inc. 1                                          1,900             13,053
------------------------------------------------------------------------------------------
Urologix, Inc. 1                                                 7,300             35,770
------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                  44,900          1,802,735
------------------------------------------------------------------------------------------
Varian, Inc. 1                                                   6,300            229,824
------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                  6,000            324,720
------------------------------------------------------------------------------------------
VISX, Inc. 1                                                    38,500            642,180
------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc.                                 900             20,619
------------------------------------------------------------------------------------------
Wright Medical Group, Inc. 1                                     4,800            123,984
                                                                          ----------------
                                                                               41,887,464
------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Aetna, Inc.                                                     21,900          2,080,500
------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                         27,500            255,613
------------------------------------------------------------------------------------------
Amedisys, Inc. 1                                                11,700            353,691
------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                         42,500          2,339,200
------------------------------------------------------------------------------------------
Anthem, Inc. 1                                                  11,000            884,400
------------------------------------------------------------------------------------------
Beverly Enterprises, Inc. 1                                     21,000            182,490
------------------------------------------------------------------------------------------
Bio-Reference Laboratories, Inc. 1                              52,700            741,489
------------------------------------------------------------------------------------------
Caremark Rx, Inc. 1                                             48,800          1,462,536
------------------------------------------------------------------------------------------
Centene Corp. 1                                                  1,000             47,430
------------------------------------------------------------------------------------------
CIGNA Corp.                                                     55,700          3,534,722
------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc.                                  600             12,621
------------------------------------------------------------------------------------------
Covance, Inc. 1                                                 32,800          1,302,816
------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                    35,800          1,464,220
------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1                                 3,600             53,388
------------------------------------------------------------------------------------------
DaVita, Inc. 1                                                  22,600            669,412
------------------------------------------------------------------------------------------
Dendrite International, Inc. 1                                  35,100            514,215
------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1                                    36,550            427,270
------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                         17,100          1,094,400
------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1                                      10,200            312,936
------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1                                 53,600            909,324
------------------------------------------------------------------------------------------
HCA, Inc.                                                       48,900          1,796,097
------------------------------------------------------------------------------------------
HealthExtras, Inc. 1                                             7,200            102,744
------------------------------------------------------------------------------------------
Humana, Inc. 1                                                  70,000          1,340,500
------------------------------------------------------------------------------------------
IDX Systems Corp. 1                                              3,600            120,726
------------------------------------------------------------------------------------------
IMS Health, Inc.                                                18,900            400,302
------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                          22,500          1,030,500
------------------------------------------------------------------------------------------
LCA-Vision, Inc.                                                23,900            703,019
------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                      2,300             74,566
------------------------------------------------------------------------------------------
Manor Care, Inc.                                                   800             26,192
------------------------------------------------------------------------------------------
McKesson Corp.                                                  62,500          1,666,250
------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                                  74,772          2,535,519
------------------------------------------------------------------------------------------
National HealthCare Corp.                                        5,100            151,878
------------------------------------------------------------------------------------------
National Medical Health Card Systems, Inc. 1                     7,700            165,550
------------------------------------------------------------------------------------------
Omnicell, Inc. 1                                                11,100            114,608
------------------------------------------------------------------------------------------
Option Care, Inc.                                               22,400            294,336
------------------------------------------------------------------------------------------
Owens & Minor, Inc.                                             39,200          1,026,648
------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. 1                               48,200          1,716,884
------------------------------------------------------------------------------------------
Parexel International Corp. 1                                   17,400            334,950
------------------------------------------------------------------------------------------
PDI, Inc. 1                                                     19,900            569,339
------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                  4,500            253,125
------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1                                      5,200             75,868
------------------------------------------------------------------------------------------
Prime Medical Services, Inc. 1                                   9,500             65,645
------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                         41,200          3,606,648
------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                         17,500            401,800
------------------------------------------------------------------------------------------
Res-Care, Inc. 1                                                21,600            262,224
------------------------------------------------------------------------------------------
Select Medical Corp.                                            49,000            842,310
------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                  21,800          1,040,296
------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 1                                     69,000            491,280
------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                   23,700            903,207
------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                       144,700         10,476,280
------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                              72,300          1,620,966
------------------------------------------------------------------------------------------
Ventiv Health, Inc. 1                                           25,400            439,420
------------------------------------------------------------------------------------------
VistaCare, Inc., Cl. A 1                                         3,300             51,150
------------------------------------------------------------------------------------------
WellChoice, Inc.                                                38,200          1,595,232
------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc. 1                               45,653          4,458,472
                                                                          ----------------
                                                                               59,397,204
------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.7%
Abbott Laboratories                                            182,400          7,775,712
------------------------------------------------------------------------------------------
Allergan, Inc.                                                  29,300          2,096,708
------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. 1                                    19,600            737,940
------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                       585,500         13,718,265
------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                224,000         12,299,840
------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                           70,000          1,526,000
------------------------------------------------------------------------------------------
Eon Labs, Inc. 1                                                41,500          1,021,315
------------------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp. 1                            36,300            892,254
------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                     75,700          3,376,220
------------------------------------------------------------------------------------------
Johnson & Johnson                                              738,900         43,136,982
------------------------------------------------------------------------------------------
Merck & Co., Inc.                                              723,300         22,646,523
------------------------------------------------------------------------------------------
Perrigo Co.                                                     52,400            952,632
------------------------------------------------------------------------------------------
Pfizer, Inc.                                                 1,970,100         57,034,395
                                                                          ----------------
                                                                              167,214,786
INDUSTRIALS--11.0%
------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Applied Signal Technology, Inc.                                 39,400          1,193,426
------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                         1,850              9,111
------------------------------------------------------------------------------------------
Boeing Co.                                                      68,200          3,403,180
------------------------------------------------------------------------------------------
EDO Corp.                                                        6,500            181,870
------------------------------------------------------------------------------------------
General Dynamics Corp.                                          21,100          2,154,732
------------------------------------------------------------------------------------------
Goodrich Corp.                                                  25,800            795,414
------------------------------------------------------------------------------------------
Honeywell International, Inc.                                   75,000          2,526,000
------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1                          20,400            427,992
------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                           31,900          1,757,371
------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                          71,100          3,679,425
------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                        45,200            467,820
------------------------------------------------------------------------------------------
Raytheon Co.                                                    35,900          1,309,632
------------------------------------------------------------------------------------------
SI International, Inc. 1                                        13,900            360,427
------------------------------------------------------------------------------------------
United Technologies Corp.                                      188,800         17,524,416
                                                                          ----------------
                                                                               35,790,816
------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
EGL, Inc. 1                                                     36,400          1,164,072
------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                    20,800          1,187,680
------------------------------------------------------------------------------------------
FedEx Corp.                                                     24,900          2,268,888
------------------------------------------------------------------------------------------
Forward Air Corp. 1                                             14,600            601,082
------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                        12,000            482,640
------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                              50,500          3,998,590
                                                                          ----------------
                                                                                9,702,952
AIRLINES--0.0%
ExpressJet Holdings, Inc. 1                                     29,100            323,592
------------------------------------------------------------------------------------------
SkyWest, Inc.                                                    3,400             58,072
                                                                          ----------------
                                                                                  381,664
------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
American Standard Cos., Inc. 1                                  18,300            669,231
------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                        13,100            167,811
------------------------------------------------------------------------------------------
Crane Co.                                                       52,700          1,468,749
------------------------------------------------------------------------------------------
Masco Corp.                                                     15,300            524,178
------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1                                    16,100            517,615
------------------------------------------------------------------------------------------
Universal Forest Products, Inc.                                 17,400            638,145
                                                                          ----------------
                                                                                3,985,729
------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.5%
ABM Industries, Inc.                                            19,300            400,475
------------------------------------------------------------------------------------------
Adesa, Inc. 1                                                   30,600            616,590
------------------------------------------------------------------------------------------
Administaff, Inc. 1                                             26,500            303,425
------------------------------------------------------------------------------------------
Angelica Corp.                                                   1,600             38,400
------------------------------------------------------------------------------------------
Brady Corp., Cl. A                                               7,100            385,033
------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                         9,400            595,020
------------------------------------------------------------------------------------------
Brink's Co. (The)                                               23,100            741,510
------------------------------------------------------------------------------------------
Cendant Corp.                                                  183,700          3,782,383
------------------------------------------------------------------------------------------
Century Business Services, Inc. 1                                3,100             13,733
------------------------------------------------------------------------------------------
Cintas Corp.                                                    50,800          2,191,512
------------------------------------------------------------------------------------------
CompX International, Inc. 1                                      4,400             68,640
------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                   16,800            717,360
------------------------------------------------------------------------------------------
Copart, Inc. 1                                                  57,100          1,060,918
------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                    9,800            623,770
------------------------------------------------------------------------------------------
CoStar Group, Inc. 1                                             1,900             76,703
------------------------------------------------------------------------------------------
CPI Corp.                                                        4,800             59,040
------------------------------------------------------------------------------------------
DeVry, Inc 1                                                    10,800            157,680
------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1                            15,700            191,305
------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                        26,600          1,504,496
------------------------------------------------------------------------------------------
Duratek, Inc. 1                                                  4,800             97,080
------------------------------------------------------------------------------------------
Electro Rent Corp.                                               4,600             52,141
------------------------------------------------------------------------------------------
Ennis, Inc.                                                     26,000            525,980
------------------------------------------------------------------------------------------
Equifax, Inc.                                                   46,000          1,202,900
------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                28,900            780,300
------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A                                        9,900            388,971
------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                         16,400            328,164
------------------------------------------------------------------------------------------
Gevity HR, Inc.                                                 12,200            217,282
------------------------------------------------------------------------------------------
H&R Block, Inc.                                                  4,400            209,220
------------------------------------------------------------------------------------------
Healthcare Services Group, Inc.                                  3,150             58,370
------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                      16,900            483,932
------------------------------------------------------------------------------------------
HNI Corp.                                                       14,700            593,880
------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                     95,000            997,500
------------------------------------------------------------------------------------------
Imagistics International, Inc. 1                                11,900            409,598
------------------------------------------------------------------------------------------
Intersections, Inc. 1                                            2,100             28,130
------------------------------------------------------------------------------------------
Korn-Ferry International 1                                      46,600            810,840
------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                             44,700            641,445
------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                           47,800          1,104,180
------------------------------------------------------------------------------------------
Pitney Bowes, Inc.                                              14,800            647,500
------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1                           18,200            613,704
------------------------------------------------------------------------------------------
Robert Half International, Inc.                                 74,000          1,963,220
------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                        10,100            413,292
------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                         11,800            151,512
------------------------------------------------------------------------------------------
SITEL Corp. 1                                                   29,000             54,810
------------------------------------------------------------------------------------------
Spherion Corp. 1                                                 3,500             25,165
------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                          64,300            842,330
------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                       21,700            217,000
------------------------------------------------------------------------------------------
Viad Corp.                                                       7,100            152,863
------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                         200              2,200
------------------------------------------------------------------------------------------
Waste Management, Inc.                                         122,300          3,483,104
------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                      1,800             47,790
------------------------------------------------------------------------------------------
West Corp. 1                                                    18,000            506,160
                                                                          ----------------
                                                                               31,578,556
------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Comfort Systems USA, Inc. 1                                     49,600            343,728
------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1                                         6,800            222,020
------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1                          16,700            330,994
------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1                          37,800            143,640
------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                         4,000             48,760
                                                                          ----------------
                                                                                1,089,142
------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
American Power Conversion Corp.                                 79,900          1,540,472
------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                    7,000            447,300
------------------------------------------------------------------------------------------
Emerson Electric Co.                                            71,900          4,605,195
------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1                                      8,800            647,328
------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                            19,300            882,396
------------------------------------------------------------------------------------------
II-VI, Inc. 1                                                   29,400          1,006,656
------------------------------------------------------------------------------------------
Plug Power, Inc. 1                                               6,400             38,304
------------------------------------------------------------------------------------------
Preformed Line Products Co.                                        800             24,216
------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                       26,100          1,088,109
------------------------------------------------------------------------------------------
Vicor Corp.                                                      5,800             53,882
                                                                          ----------------
                                                                               10,333,858
------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.0%
3M Co.                                                         248,100         19,245,117
------------------------------------------------------------------------------------------
Alleghany Corp.                                                  3,200            924,480
------------------------------------------------------------------------------------------
Carlisle Cos., Inc.                                              4,900            284,837
------------------------------------------------------------------------------------------
General Electric Co.                                         2,365,000         80,693,800
------------------------------------------------------------------------------------------
Raven Industries, Inc.                                          37,800            852,768
------------------------------------------------------------------------------------------
Standex International Corp.                                        400             10,476
------------------------------------------------------------------------------------------
Textron, Inc.                                                   12,500            851,875
------------------------------------------------------------------------------------------
Tyco International Ltd.                                        140,600          4,379,690
------------------------------------------------------------------------------------------
United Industrial Corp.                                         27,900            892,800
                                                                          ----------------
                                                                              108,135,843
------------------------------------------------------------------------------------------
MACHINERY--1.2%
A.S.V., Inc. 1                                                  25,900            937,580
------------------------------------------------------------------------------------------
Alamo Group, Inc.                                                6,100            112,850
------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                          13,000            173,160
------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                        15,700            227,493
------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                          6,200            445,222
------------------------------------------------------------------------------------------
Cascade Corp.                                                   18,300            543,510
------------------------------------------------------------------------------------------
Cummins, Inc.                                                   15,400          1,079,232
------------------------------------------------------------------------------------------
Danaher Corp.                                                   17,000            937,210
------------------------------------------------------------------------------------------
Deere & Co.                                                      9,600            573,888
------------------------------------------------------------------------------------------
Dover Corp.                                                     43,700          1,716,099
------------------------------------------------------------------------------------------
Federal Signal Corp.                                             2,000             33,240
------------------------------------------------------------------------------------------
Graco, Inc.                                                     11,050            380,120
------------------------------------------------------------------------------------------
Greenbrier Cos., Inc.                                           13,400            330,846
------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                       46,800          4,318,704
------------------------------------------------------------------------------------------
Ingersoll-Rand Co., Cl. A                                       48,100          3,291,964
------------------------------------------------------------------------------------------
Joy Global, Inc.                                                14,600            493,334
------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                   3,500             63,175
------------------------------------------------------------------------------------------
Kennametal, Inc.                                                10,200            474,606
------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                                 19,100            637,558
------------------------------------------------------------------------------------------
Middleby Corp. (The)                                             5,200            254,951
------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                      900             84,114
------------------------------------------------------------------------------------------
Navistar International Corp. 1                                  28,800            995,040
------------------------------------------------------------------------------------------
Nordson Corp.                                                   16,500            577,830
------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                             21,000          1,236,900
------------------------------------------------------------------------------------------
Paccar, Inc.                                                    18,600          1,289,166
------------------------------------------------------------------------------------------
Pall Corp.                                                      28,500            737,010
------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                           26,100          1,843,443
------------------------------------------------------------------------------------------
Penn Engineering & Manufacturing Corp.                           2,200             39,380
------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                   14,200            487,344
------------------------------------------------------------------------------------------
SPX Corp.                                                       46,000          1,764,100
------------------------------------------------------------------------------------------
Toro Co. (The)                                                   6,600            450,450
                                                                          ----------------
                                                                               26,529,519
------------------------------------------------------------------------------------------
MARINE--0.0%
Kirby Corp. 1                                                    2,300             96,600
------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Arkansas Best Corp.                                             17,700            691,893
------------------------------------------------------------------------------------------
CNF Transportation, Inc.                                        22,500            985,050
------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A 1                                23,800            602,616
------------------------------------------------------------------------------------------
Heartland Express, Inc.                                         29,100            595,386
------------------------------------------------------------------------------------------
Knight Transportation, Inc. 1                                    3,600             84,564
------------------------------------------------------------------------------------------
Landstar System, Inc. 1                                          8,384            569,609
------------------------------------------------------------------------------------------
Mullen Transportation, Inc.                                     41,000          1,447,336
------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                           5,800            196,910
------------------------------------------------------------------------------------------
Overnite Corp.                                                   3,700            119,732
------------------------------------------------------------------------------------------
Pacer International, Inc. 1                                     13,700            243,175
------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                      29,200            527,644
------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1                                36,100            682,290
------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                          13,500            276,075
------------------------------------------------------------------------------------------
USF Corp.                                                       14,500            519,680
------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                        28,700            608,440
                                                                          ----------------
                                                                                8,150,400
------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.1%
Aceto Corp.                                                      8,200            129,232
------------------------------------------------------------------------------------------
Applied Industrial Technologies, Inc.                           26,300            978,360
------------------------------------------------------------------------------------------
Hughes Supply, Inc.                                              2,600             73,866
------------------------------------------------------------------------------------------
Lawson Products, Inc.                                            2,700            116,910
------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                             27,000          1,581,930
                                                                          ----------------
                                                                                2,880,298
INFORMATION TECHNOLOGY--20.5%
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.3%
ADTRAN, Inc.                                                    68,100          1,470,960
------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1                                        10,200            124,899
------------------------------------------------------------------------------------------
Aspect Communications Corp. 1                                   27,003            256,934
------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                  159,900          2,302,560
------------------------------------------------------------------------------------------
Bel Fuse, Inc.                                                     500             16,775
------------------------------------------------------------------------------------------
Black Box Corp.                                                  1,700             66,776
------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                         138,600            941,094
------------------------------------------------------------------------------------------
Brooktrout, Inc. 1                                              36,500            336,895
------------------------------------------------------------------------------------------
C-COR.net Corp. 1                                               18,400            138,368
------------------------------------------------------------------------------------------
Carrier Access Corp. 1                                           9,600             84,864
------------------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                        1,905,000         36,595,050
------------------------------------------------------------------------------------------
Comverse Technology, Inc. 1                                     75,500          1,558,320
------------------------------------------------------------------------------------------
Digi International, Inc. 1                                      54,900            751,581
------------------------------------------------------------------------------------------
Ditech Communications Corp. 1                                   28,600            656,084
------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                        55,700            325,845
------------------------------------------------------------------------------------------
Harris Corp.                                                    10,600            652,218
------------------------------------------------------------------------------------------
Mobility Electronics, Inc. 1                                    14,000             98,280
------------------------------------------------------------------------------------------
Motorola, Inc.                                                 248,000          4,280,480
------------------------------------------------------------------------------------------
Netgear, Inc. 1                                                 11,100            151,293
------------------------------------------------------------------------------------------
NMS Communications Corp. 1                                      26,000            113,490
------------------------------------------------------------------------------------------
Packeteer, Inc. 1                                               45,200            557,768
------------------------------------------------------------------------------------------
Paradyne Networks, Inc. 1                                        1,400              5,362
------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                44,700            281,610
------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                 54,700          1,129,555
------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                 342,900         14,336,649
------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                        71,100          1,947,429
------------------------------------------------------------------------------------------
SeaChange International, Inc. 1                                 35,800            610,032
------------------------------------------------------------------------------------------
Sonus Networks, Inc. 1                                          50,400            297,360
------------------------------------------------------------------------------------------
SpectraLink Corp.                                                9,800            119,560
------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                        7,700             28,259
------------------------------------------------------------------------------------------
Symmetricom, Inc. 1                                             53,000            449,970
------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                 66,400            531,200
------------------------------------------------------------------------------------------
ViaSat, Inc. 1                                                   5,100             96,339
                                                                          ----------------
                                                                               71,313,859
------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.9%
Advanced Digital Information Corp. 1                             5,800             51,910
------------------------------------------------------------------------------------------
AMX Corp. 1                                                     11,000            214,170
------------------------------------------------------------------------------------------
Apple Computer, Inc. 1                                          12,800            672,384
------------------------------------------------------------------------------------------
Avid Technology, Inc.                                            5,800            307,284
------------------------------------------------------------------------------------------
Dell, Inc. 1                                                   675,000         23,665,500
------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1                                  9,800            176,792
------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                            987,900         18,434,214
------------------------------------------------------------------------------------------
InFocus Corp. 1                                                 25,500            164,220
------------------------------------------------------------------------------------------
International Business Machines Corp.                          321,800         28,881,550
------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                            38,500          3,199,735
------------------------------------------------------------------------------------------
NCR Corp. 1                                                     23,200          1,307,320
------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                        18,300            379,725
------------------------------------------------------------------------------------------
Overland Storage, Inc. 1                                         1,700             24,497
------------------------------------------------------------------------------------------
PalmOne, Inc. 1                                                  7,600            220,172
------------------------------------------------------------------------------------------
Pinnacle Systems, Inc. 1                                        35,200            164,032
------------------------------------------------------------------------------------------
Presstek, Inc. 1                                                36,300            366,993
------------------------------------------------------------------------------------------
SBS Technologies, Inc. 1                                         2,300             30,659
------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                              40,000            214,800
------------------------------------------------------------------------------------------
Storage Technology Corp. 1                                      50,200          1,356,404
------------------------------------------------------------------------------------------
Stratasys, Inc. 1                                                6,300            184,464
------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                       863,000          3,909,390
------------------------------------------------------------------------------------------
Synaptics, Inc. 1                                               22,100            699,244
                                                                          ----------------
                                                                               84,625,459
------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Agilent Technologies, Inc. 1                                   174,500          4,372,970
------------------------------------------------------------------------------------------
Agilysys, Inc.                                                  27,600            471,684
------------------------------------------------------------------------------------------
Amphenol Corp., Cl. A 1                                         49,700          1,706,201
------------------------------------------------------------------------------------------
Anixter International, Inc.                                     17,800            687,792
------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                   19,100            323,936
------------------------------------------------------------------------------------------
AVX Corp.                                                      103,800          1,245,600
------------------------------------------------------------------------------------------
BEI Technologies, Inc.                                          13,600            406,504
------------------------------------------------------------------------------------------
Brightpoint, Inc. 1                                             22,200            337,218
------------------------------------------------------------------------------------------
CDW Corp.                                                       13,900            862,217
------------------------------------------------------------------------------------------
Cogent, Inc. 1                                                  79,800          1,526,893
------------------------------------------------------------------------------------------
Cognex Corp.                                                    28,600            732,160
------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                   400              9,652
------------------------------------------------------------------------------------------
CTS Corp.                                                        5,000             66,050
------------------------------------------------------------------------------------------
CyberOptics Corp. 1                                              3,100             33,790
------------------------------------------------------------------------------------------
Diebold, Inc.                                                   29,600          1,416,360
------------------------------------------------------------------------------------------
Dionex Corp. 1                                                  13,100            733,600
------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                           14,700            249,312
------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                46,000            298,080
------------------------------------------------------------------------------------------
Identix, Inc. 1                                                 34,000            247,860
------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                     61,200          1,055,700
------------------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                           75,000          1,823,250
------------------------------------------------------------------------------------------
Keithley Instruments, Inc.                                      18,700            327,063
------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                              18,000            587,160
------------------------------------------------------------------------------------------
Maxwell Technologies, Inc. 1                                     5,500             58,025
------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                                 15,800            409,220
------------------------------------------------------------------------------------------
Molex, Inc.                                                     65,100          1,925,007
------------------------------------------------------------------------------------------
MTS Systems Corp.                                               14,800            381,766
------------------------------------------------------------------------------------------
National Instruments Corp.                                      33,200            913,996
------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                       7,000            147,070
------------------------------------------------------------------------------------------
Paxar Corp. 1                                                   32,500            716,625
------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                           18,100            133,759
------------------------------------------------------------------------------------------
Photon Dynamics, Inc. 1                                         11,200            204,960
------------------------------------------------------------------------------------------
Planar Systems, Inc. 1                                           7,500             72,900
------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                            257,100          2,056,800
------------------------------------------------------------------------------------------
Solectron Corp. 1                                               64,300            335,646
------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                       84,100          1,235,429
------------------------------------------------------------------------------------------
Tech Data Corp. 1                                               31,100          1,256,129
------------------------------------------------------------------------------------------
Tektronix, Inc.                                                 14,200            430,686
------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                       32,900            943,901
------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1                                        20,800            194,792
                                                                          ----------------
                                                                               30,937,763
------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.8%
Akamai Technologies, Inc. 1                                     16,900            234,065
------------------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1                                       18,000             84,600
------------------------------------------------------------------------------------------
Audible, Inc. 1                                                  5,000            102,850
------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                        11,700            264,666
------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                      25,800             63,468
------------------------------------------------------------------------------------------
Corillian Corp. 1                                               81,200            399,504
------------------------------------------------------------------------------------------
Covansys Corp. 1                                                28,400            327,168
------------------------------------------------------------------------------------------
CyberSource Corp. 1                                             42,100            275,334
------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                 66,112            595,008
------------------------------------------------------------------------------------------
DoubleClick, Inc. 1                                             53,100            337,716
------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                               99,200          1,024,736
------------------------------------------------------------------------------------------
Embarcadero Technologies, Inc. 1                                 3,200             26,016
------------------------------------------------------------------------------------------
InfoSpace, Inc. 1                                               16,500            866,250
------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1                               32,900            715,904
------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                              37,000            335,590
------------------------------------------------------------------------------------------
Ivillage, Inc. 1                                                21,200            108,650
------------------------------------------------------------------------------------------
Lionbridge Technologies, Inc. 1                                  7,700             36,113
------------------------------------------------------------------------------------------
MarketWatch, Inc. 1                                                900             11,930
------------------------------------------------------------------------------------------
MatrixOne, Inc. 1                                               23,700            135,090
------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1                                    24,600          1,475,508
------------------------------------------------------------------------------------------
PEC Solutions, Inc. 1                                            5,900             82,659
------------------------------------------------------------------------------------------
Retek, Inc. 1                                                   20,600            113,712
------------------------------------------------------------------------------------------
Selectica, Inc. 1                                               15,000             57,750
------------------------------------------------------------------------------------------
Shopping.com Ltd. 1                                             54,500          1,469,865
------------------------------------------------------------------------------------------
SonicWALL, Inc. 1                                               30,400            152,000
------------------------------------------------------------------------------------------
SupportSoft, Inc. 1                                             18,500             93,795
------------------------------------------------------------------------------------------
United Online, Inc. 1                                           55,000            516,450
------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                              63,300            588,057
------------------------------------------------------------------------------------------
webMethods, Inc. 1                                              10,700             74,151
------------------------------------------------------------------------------------------
Websense, Inc. 1                                                13,800            559,866
------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                 145,000          5,247,550
                                                                          ----------------
                                                                               16,376,021
------------------------------------------------------------------------------------------
IT SERVICES--1.2%
Acxiom Corp.                                                    66,400          1,660,000
------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                     42,100          2,296,555
------------------------------------------------------------------------------------------
American Software, Inc.                                          3,000             17,724
------------------------------------------------------------------------------------------
Answerthink, Inc. 1                                             75,500            303,133
------------------------------------------------------------------------------------------
Anteon International Corp. 1                                     4,900            192,570
------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                               24,500            219,275
------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                113,200          4,911,748
------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                       19,200            280,320
------------------------------------------------------------------------------------------
CheckFree Corp. 1                                               56,700          1,757,700
------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                       64,200          3,188,814
------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1                                7,100            119,351
------------------------------------------------------------------------------------------
eFunds Corp. 1                                                  21,100            415,459
------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                   54,000          1,148,580
------------------------------------------------------------------------------------------
Euronet Worldwide, Inc. 1                                        8,800            201,696
------------------------------------------------------------------------------------------
First Data Corp.                                               108,500          4,478,880
------------------------------------------------------------------------------------------
Information Resources, Inc. 1                                   50,400            127,008
------------------------------------------------------------------------------------------
infoUSA, Inc. 1                                                 56,200            588,695
------------------------------------------------------------------------------------------
iPayment Holdings, Inc. 1                                        6,000            268,860
------------------------------------------------------------------------------------------
Lawson Software, Inc. 1                                         67,700            387,244
------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                                     5,200            106,964
------------------------------------------------------------------------------------------
ManTech International Corp. 1                                   22,500            486,450
------------------------------------------------------------------------------------------
Pegasus Solutions, Inc. 1                                        5,000             52,050
------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                            74,700          1,606,797
------------------------------------------------------------------------------------------
Sapient Corp. 1                                                 14,239            114,624
------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                 1,600             86,016
------------------------------------------------------------------------------------------
SS&C Technologies, Inc.                                         49,100          1,160,724
------------------------------------------------------------------------------------------
Startek, Inc.                                                    2,600             71,890
------------------------------------------------------------------------------------------
Total System Services, Inc.                                      4,300            101,480
                                                                          ----------------
                                                                               26,350,607
------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.0%
TransAct Technologies, Inc. 1                                    5,800            145,116
------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
Actel Corp. 1                                                   15,000            227,550
------------------------------------------------------------------------------------------
ADE Corp. 1                                                     18,100            277,835
------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                              17,100            168,606
------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc. 1                                 117,900          1,983,078
------------------------------------------------------------------------------------------
Altera Corp. 1                                                 127,100          2,888,983
------------------------------------------------------------------------------------------
Analog Devices, Inc.                                           120,400          4,847,304
------------------------------------------------------------------------------------------
Applied Materials, Inc. 1                                      301,700          4,857,370
------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1                                   4,700             56,400
------------------------------------------------------------------------------------------
Atmel Corp. 1                                                  434,500          1,381,710
------------------------------------------------------------------------------------------
ATMI, Inc. 1                                                    18,900            441,315
------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                     7,700             66,220
------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                         68,300          1,847,515
------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1                                  16,300            587,289
------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                            63,800            322,190
------------------------------------------------------------------------------------------
Cohu, Inc.                                                      11,100            174,048
------------------------------------------------------------------------------------------
Cree, Inc. 1                                                    55,700          1,922,207
------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                  15,800            461,834
------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                               17,700            350,991
------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                41,800            386,859
------------------------------------------------------------------------------------------
Exar Corp. 1                                                    10,600            159,212
------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1                                       16,400            232,388
------------------------------------------------------------------------------------------
Helix Technology Corp.                                          12,300            172,692
------------------------------------------------------------------------------------------
Integrated Circuit Systems, Inc. 1                              13,300            299,915
------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                            19,300            228,126
------------------------------------------------------------------------------------------
Intel Corp.                                                  1,795,200         39,961,152
------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                 22,500            894,375
------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                          104,700          1,708,704
------------------------------------------------------------------------------------------
KLA-Tencor Corp. 1                                              52,500          2,390,325
------------------------------------------------------------------------------------------
Kopin Corp. 1                                                   28,100            102,846
------------------------------------------------------------------------------------------
Lam Research Corp. 1                                            59,100          1,538,373
------------------------------------------------------------------------------------------
Linear Technology Corp.                                        123,900          4,693,332
------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                              253,200          1,152,060
------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                 49,100          2,159,909
------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                               12,100            113,740
------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                  77,400            869,202
------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                      48,400          1,464,100
------------------------------------------------------------------------------------------
Micron Technology, Inc. 1                                      201,800          2,457,924
------------------------------------------------------------------------------------------
Microsemi Corp. 1                                               66,500          1,033,410
------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc. 1                                  20,400             48,348
------------------------------------------------------------------------------------------
Mykrolis Corp. 1                                                12,000            126,120
------------------------------------------------------------------------------------------
National Semiconductor Corp. 1                                 109,300          1,825,310
------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                         7,700            199,507
------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                  55,800            807,426
------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1                                            5,000             65,000
------------------------------------------------------------------------------------------
PLX Technology, Inc. 1                                          14,400            129,816
------------------------------------------------------------------------------------------
Rambus, Inc. 1                                                  32,700            561,786
------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1                                    21,100            318,188
------------------------------------------------------------------------------------------
Semtech Corp. 1                                                 35,800            747,504
------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                           23,400            320,580
------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1                              55,000            409,750
------------------------------------------------------------------------------------------
Siliconix, Inc. 1                                                  600             24,846
------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                                      15,000            133,350
------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                61,600          1,020,096
------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                        232,700          5,689,515
------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                    17,700            233,463
------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                     9,300             48,732
------------------------------------------------------------------------------------------
Ultratech, Inc. 1                                               13,600            231,472
------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                6,600            228,426
------------------------------------------------------------------------------------------
Virage Logic Corp. 1                                            11,100            171,495
------------------------------------------------------------------------------------------
Xilinx, Inc.                                                    59,800          1,829,880
                                                                          ----------------
                                                                              100,051,699
------------------------------------------------------------------------------------------
SOFTWARE--5.3%
Activision, Inc. 1                                              88,650          1,283,652
------------------------------------------------------------------------------------------
Actuate Corp. 1                                                 18,000             44,550
------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                             30,000          1,680,900
------------------------------------------------------------------------------------------
Agile Software Corp. 1                                          17,300            147,742
------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                                   59,900          1,506,485
------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                  18,800            300,800
------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                   38,200          1,054,320
------------------------------------------------------------------------------------------
Ascential Software Corp. 1                                      31,900            449,471
------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1                                        20,600            123,806
------------------------------------------------------------------------------------------
Autodesk, Inc.                                                  45,800          2,415,950
------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                            115,500            937,860
------------------------------------------------------------------------------------------
Blackbaud, Inc. 1                                                  400              4,976
------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                            60,400          1,142,768
------------------------------------------------------------------------------------------
Borland Software Corp. 1                                        31,800            325,632
------------------------------------------------------------------------------------------
Catapult Communications Corp. 1                                  5,900            144,904
------------------------------------------------------------------------------------------
Computer Associates International, Inc.                         49,100          1,360,561
------------------------------------------------------------------------------------------
Compuware Corp. 1                                               76,000            440,040
------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                     11,100            115,496
------------------------------------------------------------------------------------------
E.piphany, Inc. 1                                               29,900            130,962
------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                         92,800          4,168,576
------------------------------------------------------------------------------------------
ePlus, inc. 1                                                   26,300            259,055
------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                  13,000            647,920
------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                11,200            338,240
------------------------------------------------------------------------------------------
FileNet Corp. 1                                                 28,800            801,504
------------------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                                      12,100            485,573
------------------------------------------------------------------------------------------
Informatica Corp. 1                                             56,000            437,360
------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                        41,300            511,294
------------------------------------------------------------------------------------------
JAMDAT Mobile, Inc. 1                                           22,400            656,320
------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                       5,800             65,134
------------------------------------------------------------------------------------------
Kronos, Inc. 1                                                   5,700            279,585
------------------------------------------------------------------------------------------
Macromedia, Inc. 1                                              10,000            271,400
------------------------------------------------------------------------------------------
Macrovision Corp. 1                                             31,800            859,872
------------------------------------------------------------------------------------------
Manugistics Group, Inc. 1                                        5,800             14,790
------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                  87,400          2,115,080
------------------------------------------------------------------------------------------
Micromuse, Inc. 1                                               60,200            258,258
------------------------------------------------------------------------------------------
Microsoft Corp.                                              2,100,000         58,779,000
------------------------------------------------------------------------------------------
MRO Software, Inc. 1                                             9,700            105,730
------------------------------------------------------------------------------------------
MSC.Software Corp. 1                                             2,200             19,118
------------------------------------------------------------------------------------------
NetIQ Corp. 1                                                   35,800            453,944
------------------------------------------------------------------------------------------
Open Solutions, Inc. 1                                           2,800             78,862
------------------------------------------------------------------------------------------
Oracle Corp. 1                                               1,241,300         15,714,858
------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                   49,000            254,310
------------------------------------------------------------------------------------------
QRS Corp. 1                                                      7,800             54,366
------------------------------------------------------------------------------------------
Quality Systems, Inc. 1                                         26,600          1,347,024
------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                           8,600            126,162
------------------------------------------------------------------------------------------
RSA Security, Inc. 1                                            65,000          1,329,900
------------------------------------------------------------------------------------------
Siebel Systems, Inc. 1                                         170,600          1,620,700
------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                         13,800            273,930
------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                 101,700          1,609,911
------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                               103,400          1,679,216
------------------------------------------------------------------------------------------
Synplicity, Inc. 1                                               1,300              6,500
------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                           20,900            688,864
------------------------------------------------------------------------------------------
THQ, Inc. 1                                                     55,000          1,039,500
------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                         125,100          1,215,972
------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                   12,000            196,740
------------------------------------------------------------------------------------------
Ulticom, Inc. 1                                                 25,600            440,064
------------------------------------------------------------------------------------------
Verint Systems, Inc. 1                                           9,000            349,920
------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                        90,700          1,984,516
------------------------------------------------------------------------------------------
Verity, Inc. 1                                                  30,900            399,228
------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                      50,100            670,839
------------------------------------------------------------------------------------------
Witness Systems, Inc. 1                                         27,200            423,232
                                                                          ----------------
                                                                              116,643,242
------------------------------------------------------------------------------------------
MATERIALS--2.5%
------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Albemarle Corp.                                                 10,600            380,010
------------------------------------------------------------------------------------------
Cabot Corp.                                                     44,900          1,530,192
------------------------------------------------------------------------------------------
Cambrex Corp.                                                    3,500             78,295
------------------------------------------------------------------------------------------
Dow Chemical Co.                                                40,900          1,838,046
------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                   105,800          4,535,646
------------------------------------------------------------------------------------------
Eastman Chemical Co.                                             7,600            360,772
------------------------------------------------------------------------------------------
Engelhard Corp.                                                 67,200          1,901,760
------------------------------------------------------------------------------------------
FMC Corp. 1                                                      5,800            254,330
------------------------------------------------------------------------------------------
Georgia Gulf Corp.                                              16,300            737,901
------------------------------------------------------------------------------------------
Great Lakes Chemical Corp.                                      28,300            725,046
------------------------------------------------------------------------------------------
MacDermid, Inc.                                                  4,700            148,332
------------------------------------------------------------------------------------------
Minerals Technologies, Inc.                                      1,200             72,120
------------------------------------------------------------------------------------------
Monsanto Co.                                                    99,300          4,245,075
------------------------------------------------------------------------------------------
Octel Corp.                                                      6,900            133,170
------------------------------------------------------------------------------------------
PPG Industries, Inc.                                            18,200          1,160,250
------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                 66,500          2,818,935
------------------------------------------------------------------------------------------
Scotts Co. (The), Cl. A 1                                       17,200          1,104,584
------------------------------------------------------------------------------------------
Stepan Co.                                                       6,800            163,880
------------------------------------------------------------------------------------------
Terra Industries, Inc. 1                                        35,400            270,810
------------------------------------------------------------------------------------------
Valspar Corp. (The)                                             26,700          1,245,822
                                                                          ----------------
                                                                               23,704,976
------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
Eagle Materials, Inc.                                            8,800            608,168
------------------------------------------------------------------------------------------
Eagle Materials, Inc.                                            2,801            187,163
------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                 17,400            792,222
                                                                          ----------------
                                                                                1,587,553
------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.3%
Ball Corp.                                                      17,900            713,315
------------------------------------------------------------------------------------------
Bemis Co., Inc.                                                 25,300            669,691
------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                         154,400          1,752,440
------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                              11,700            486,135
------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                           5,700            105,621
------------------------------------------------------------------------------------------
Packaging Dynamics Corp.                                         1,460             20,148
------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                  21,600            511,704
------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                             1,000             15,550
------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                           29,600          1,404,668
------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.                                   27,800            482,608
                                                                          ----------------
                                                                                6,161,880
------------------------------------------------------------------------------------------
METALS & MINING--0.6%
Alcoa, Inc.                                                    186,300          6,054,750
------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1                              11,700            182,520
------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                       4,700            223,062
------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                            75,000          1,160,619
------------------------------------------------------------------------------------------
Nucor Corp.                                                     25,200          1,064,196
------------------------------------------------------------------------------------------
Olympic Steel, Inc. 1                                           18,100            321,456
------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                              23,900          2,092,206
------------------------------------------------------------------------------------------
Southern Peru Copper Corp.                                      11,500            496,570
------------------------------------------------------------------------------------------
Steel Technologies, Inc.                                        10,000            239,600
------------------------------------------------------------------------------------------
United States Steel Corp.                                       18,000            660,960
------------------------------------------------------------------------------------------
Worthington Industries, Inc.                                    74,300          1,474,855
                                                                          ----------------
                                                                               13,970,794
------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
Buckeye Technologies, Inc. 1                                    11,600            122,380
------------------------------------------------------------------------------------------
Georgia-Pacific Corp.                                          116,500          4,029,735
------------------------------------------------------------------------------------------
Glatfelter                                                      14,600            181,478
------------------------------------------------------------------------------------------
International Paper Co.                                         40,800          1,571,208
------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                         65,500          1,605,405
------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                              31,800          1,002,654
------------------------------------------------------------------------------------------
Pope & Talbot, Inc.                                             24,300            366,444
------------------------------------------------------------------------------------------
Potlatch Corp.                                                  18,600            875,874
                                                                          ----------------
                                                                                9,755,178
TELECOMMUNICATION SERVICES--3.1%
------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
BellSouth Corp.                                                500,300         13,343,001
------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                40,500          1,299,645
------------------------------------------------------------------------------------------
Citizens Communications Co.                                    126,100          1,689,740
------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. 1                         700             31,941
------------------------------------------------------------------------------------------
D&E Communications, Inc.                                           900             11,133
------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                  38,700            797,994
------------------------------------------------------------------------------------------
SBC Communications, Inc.                                       835,000         21,092,100
------------------------------------------------------------------------------------------
Shenandoah Telecommunications Co.                                2,200             58,608
------------------------------------------------------------------------------------------
Sprint Corp.                                                    53,200          1,114,540
------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                   512,200         20,027,020
                                                                          ----------------
                                                                               59,465,722
------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.3%
@Road, Inc. 1                                                   17,400            109,620
------------------------------------------------------------------------------------------
AirGate PCS, Inc. 1                                              3,200             72,240
------------------------------------------------------------------------------------------
Arch Wireless, Inc., Cl. A 1                                     6,100            174,399
------------------------------------------------------------------------------------------
AT&T Corp.                                                      55,800            954,738
------------------------------------------------------------------------------------------
Boston Communications Group, Inc. 1                              5,500             50,050
------------------------------------------------------------------------------------------
Nextel Communications, Inc., Cl. A 1                           151,700          4,018,533
------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                  16,700          1,250,830
------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1                                               37,100            210,357
                                                                          ----------------
                                                                                6,840,767
UTILITIES--0.4%
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
ALLETE, Inc.                                                     5,300            180,094
------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                               74,900          2,466,457
------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                              280,000            643,625
------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                           18,400            821,192
------------------------------------------------------------------------------------------
Edison International, Inc.                                      67,500          2,058,750
------------------------------------------------------------------------------------------
Exelon Corp.                                                     2,100             83,202
------------------------------------------------------------------------------------------
FPL Group, Inc.                                                 13,300            916,370
------------------------------------------------------------------------------------------
Green Mountain Power Corp.                                       7,200            186,480
------------------------------------------------------------------------------------------
IDACORP, Inc.                                                   16,000            495,680
------------------------------------------------------------------------------------------
PG&E Corp. 1                                                     7,700            246,708
------------------------------------------------------------------------------------------
Texas Genco Holdings, Inc.                                      17,200            803,240
                                                                          ----------------
                                                                                8,901,798
------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
Chesapeake Utilities Corp.                                       9,200            229,984
                                                                          ----------------
Total Common Stocks (Cost $2,058,652,880)                                   2,160,081,175
                                                             Principal
                                                                Amount
------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
------------------------------------------------------------------------------------------
Undivided interest of 5.23% in joint repurchase
agreement (Principal Amount/Value $595,058,000,
with a maturity value of $595,147,755) with UBS
Warburg LLC, 1.81%, dated 10/29/04, to be
repurchased at $31,136,696 on 11/1/04,
collateralized by Federal National Mortgage
Assn., 5.50%, 1/1/34--4/1/34, with a value of
$607,720,116 (Cost $31,132,000)                          $  31,132,000         31,132,000
------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,089,784,880)                100.5%     2,191,213,175
------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                             (0.5)       (10,448,270)
                                                         ---------------------------------
Net Assets                                                       100.0%   $ 2,180,764,905
                                                         =================================

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).


FEDERAL TAXES. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $2,095,222,429
                                          ===============

Gross unrealized appreciation             $  173,227,278
Gross unrealized depreciation                (77,236,532)
                                          ---------------
Net unrealized appreciation               $   95,990,746
                                          ===============


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)